Credit Risk Manager Report
SASCO 2007-BC2
EOM Reporting Date 06/30/2007
Determination Date 07/15/2007
CRM-B SASCO 2007-BC2
The information contained in this report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this report constitutes a recommendation to buy, sell, or hold that or any other security.
Section I: Executive Summary
Section II: General Pool Characteristics
Section III: Performance
Section IV: Prepayment
Section V: Servicer Remittance Reporting
Table of Contents
Section VI: Loan Reviews
Section I: Executive Summary
Security Code
SASCO 2007-BC2-A SASCO 2007-BC2-B
Client
Lehman Lehman
Servicer
Wells Fargo Bank, N.A. HomEq Servicing Corporation
Trustee
U.S. Bank National Association U.S. Bank National Association
Depositor
Structured Asset Securities Corporation Structured Asset Securities Corporation
Securities Admin
N/A N/A
Backup Servicer
N/A N/A
Security Close Date
02/28/2007 02/28/2007
Custodian
N/A N/A
Security Determination
18th Day of the Month 18th Day of the Month
Security Distribution
25th Day of the Month 25th Day of the Month
Security First Cutoff
02/01/2007 02/01/2007
Master Servicer
Aurora Loan Services LLC Aurora Loan Services LLC
Security Issue Amt
641,925,737 641,925,737
Security Issue Cnt
3,836 3,836
Cumulative
Original
Orig %
Current
EOM Act
Curr %
Cur %
Orig
Loss %
Orig
Remit Actual
End
Remit Sched
End
Balance 642,359,440 100.00% 613,807,904 95.56% 0.00% 611,327,512 611,025,928
Count 3,831 3,681 96.08% 0.00% 3,664 3,664
Collection
Narrative
Overall, the performance of this mortgage loan pool compares favorably to all current benchmarks.
Cash
Narrative
There are minor deviations in the reported delinquency buckets. There are no significant remittance reconciliation issues that require action at this time.
Customer
Service
Narrative
There are no customer service issues at this time.
Collection
Narrative
The 60 days past due delinquency rate and the foreclosure delinquency rate exceed the current benchmarks for this mortgage loan pool by 188% and 334% respectively. RR Donnelley's benchmark analysis found no statistical evidence supporting a concentration of underperformance in any subset of mortgages. RR Donnelley will monitor for potential trends.
Cash
Narrative
There are minor deviations in the reported delinquency buckets. There are no significant remittance reconciliation issues that require action at this time.
Customer
Service
Narrative
There are no customer service issues at this time.
Collection
Narrative
The loss mitigation delinquency rate and the foreclosure delinquency rate exceed the current benchmarks for this mortgage loan pool by 117% and 76% respectively. RR Donnelley's benchmark analysis found no statistical evidence supporting a concentration of underperformance in any subset of mortgages. RR Donnelley will monitor for potential trends.
Cash
Narrative
There are minor deviations in the reported delinquency buckets. There are no significant remittance reconciliation issues that require action at this time.
Customer
Service
Narrative
There are no customer service issues at this time.
New Review Recomended Action
Reviews (Continued and New Issues)
Monthly Narrative
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 1 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section I: Executive Summary
Security Code
SASCO 2007-BC2-C
Client
Lehman
Servicer
Aurora Loan Services
Trustee
U.S. Bank National Association
Depositor
Structured Asset Securities Corporation
Securities Admin
N/A
Backup Servicer
N/A
Security Close Date
02/28/2007
Custodian
N/A
Security Determination
18th Day of the Month
Security Distribution
25th Day of the Month
Security First Cutoff
02/01/2007
Master Servicer
Aurora Loan Services LLC
Security Issue Amt
641,925,737
Security Issue Cnt
3,836
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 2 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section I: Executive Summary
Review Type*
Outstanding
New
LM Rvw Cnt 9 0
FC Rvw Cnt 1 1
REO Rvw Cnt 0 0
VAL Rvw Cnt 7 5
Loss Rvw Cnt 0 0
BK Rvw Cnt
2 1
Performance Rvw Cnt 14 6
Remit Rvw Cnt 0 0
Contact Rvw Cnt 0 0
Compliance Rvw Cnt 0 0
MI Rvw Cnt 0 0
OS Rvw cnt 30 10
OT Recommended Action
Orig Cnt
Cur Transaction Bal
Consider Repurchase Claim 6 $466,280.18
No Action Required 1 $75,391.18
OT File Review (SVCR) 3 $441,098.05
OT Follow-up Required in 60 days (SVCR) 1 $110,376.74
2 $180,657.61
13
$1,273,803.76
*A loan can have multiple reviews.
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 3 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section I: Executive Summary
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section I: Page 4 of 4
2004 MortgageRamp, Inc. All rights reserved.
Section II
General Pool Characteristics
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 1 of 7
Arm Flag
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
N 189,939,617 29.57% 183,684,185 29.93% 96.71% 0.00%
1,611 1,563 42.46% 97.02% 0.00%
Y 452,419,823 70.43% 430,123,720 70.07% 95.07% 0.00%
2,220 2,118 57.54% 95.41% 0.00%
Pool Migration Stratification
Pool Characteristics History
Cml
Reporting
Date
Cur Bal
Cur
Cnt
Cur
Loan
Age
(Wgt)
Cur
WAC
Cur
Orig
Rlvl
(Wgt)
Cur UW
Score (Wgt)
Cur
Recent
UW
Score
(Wgt)
Cur
SLTV
(Wgt)
Cur
NOO
Rate
Cur
Stated
Doc
Rate
Cur
2nd
Rate
Cur
Avg Bal
02/28/2007 635,992,329 3,806 8.27 24.51 44.14 1,913.97 243.85 21.35% 106.58% 6.23% 593,786
03/31/2007 632,208,941 3,788 11.30 24.51 44.34 1,912.30 243.78 21.12% 106.75% 6.46% 599,778
04/30/2007 625,336,599 3,751 14.30 24.50 44.31 1,912.59 243.9 21.20% 106.75% 6.49% 601,764
05/31/2007 618,569,165 3,712 17.30 24.51 44.35 1,912.33 2,233.00 244.83 21.25% 106.32% 6.52% 600,020
06/30/2007 613,807,904 3,681 20.30 24.50 44.14 1,913.16 2,676.00 246.22 21.29% 105.88% 6.54% 597,571
Orig
Occupancy
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
N 38,919,210 6.06% 36,953,662 6.02% 94.95% 0.00%
239 231 6.28% 96.65% 0.00%
Y 603,440,230 93.94% 576,854,243 93.98% 95.59% 0.00%
3,592 3,450 93.72% 96.05% 0.00%
Orig Doc
Level
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
Alternative Doc 1,380,700 0.21% 1,378,957 0.22% 99.87% 0.00%
6 6 0.16% 100.00% 0.00%
Full Doc 411,941,831 64.13% 395,220,784 64.39% 95.94% 0.00%
2,634 2,538 68.95% 96.36% 0.00%
No Documentation 2,908,145 0.45% 2,716,264 0.44% 93.40% 0.00%
14 13 0.35% 92.86% 0.00%
Stated Doc 226,128,764 35.20% 214,491,899 34.94% 94.85% 0.00%
1,177 1,124 30.54% 95.50% 0.00%
Orig DQ
Risk Grp
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
R1 21,728,775 3.38% 21,202,798 3.45% 97.58% 0.00%
141 138 3.75% 97.87% 0.00%
R2 138,899,147 21.62% 132,893,501 21.65% 95.68% 0.00%
894 858 23.31% 95.97% 0.00%
R3 217,445,583 33.85% 207,553,329 33.81% 95.45% 0.00%
1,441 1,389 37.73% 96.39% 0.00%
R4 135,104,030 21.03% 130,121,123 21.20% 96.31% 0.00%
789 759 20.62% 96.20% 0.00%
R5 65,234,205 10.16% 60,749,935 9.90% 93.13% 0.00%
327 307 8.34% 93.88% 0.00%
R6 34,034,120 5.30% 32,221,215 5.25% 94.67% 0.00%
146 139 3.78% 95.21% 0.00%
R7 20,125,440 3.13% 20,083,013 3.27% 99.79% 0.00%
66 66 1.79% 100.00% 0.00%
R8 9,788,140 1.52% 8,982,991 1.46% 91.77% 0.00%
27 25 0.68% 92.59% 0.00%
IO Flag
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
N 524,087,238 81.59% 499,117,667 81.31% 95.24% 0.00%
3,398 3,262 88.62% 96.00% 0.00%
Y 118,272,202 18.41% 114,690,238 18.69% 96.97% 0.00%
433 419 11.38% 96.77% 0.00%
Orig PPP
Flag
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
No 162,296,445 25.27% 146,213,731 23.82% 90.09% 0.00%
1,070 979 26.60% 91.50% 0.00%
Yes 480,062,995 74.73% 467,594,174 76.18% 97.40% 0.00%
2,761 2,702 73.40% 97.86% 0.00%
Orig PPP
Mos
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
0 162,296,445 25.27% 146,213,731 23.82% 90.09% 0.00%
1,070 979 26.60% 91.50% 0.00%
2 2,104,570 0.33% 2,092,033 0.34% 99.40% 0.00%
13 13 0.35% 100.00% 0.00%
6 561,000 0.09% 224,143 0.04% 39.95% 0.00%
2 1 0.03% 50.00% 0.00%
12 25,210,902 3.92% 24,910,368 4.06% 98.81% 0.00%
147 146 3.97% 99.32% 0.00%
24 290,254,770 45.19% 283,457,683 46.18% 97.66% 0.00%
1,658 1,624 44.12% 97.95% 0.00%
36 161,931,753 25.21% 156,909,947 25.56% 96.90% 0.00%
941 918 24.94% 97.56% 0.00%
Orig CLTV
by 10%
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
b. 0-40 3,768,015 0.59% 3,426,739 0.56% 90.94% 0.00%
32 28 0.76% 87.50% 0.00%
c. 41-50 6,098,780 0.95% 5,326,295 0.87% 87.33% 0.00%
41 38 1.03% 92.68% 0.00%
d. 51-60 14,316,320 2.23% 12,887,985 2.10% 90.02% 0.00%
84 74 2.01% 88.10% 0.00%
e. 61-70 48,183,595 7.50% 44,648,100 7.27% 92.66% 0.00%
245 229 6.22% 93.47% 0.00%
f. 71-80 285,989,557 44.52% 275,718,158 44.92% 96.41% 0.00%
1,444 1,398 37.98% 96.81% 0.00%
g. 81-90 152,734,586 23.78% 146,857,965 23.93% 96.15% 0.00%
766 737 20.02% 96.21% 0.00%
h. 91-100 131,268,587 20.44% 124,942,662 20.36% 95.18% 0.00%
1,219 1,177 31.98% 96.55% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 2 of 7
Orig Prod
Type
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
2 Yr Hybrid 173,379,665 26.99% 161,923,566 26.38% 93.39% 0.00%
1,021 966 26.24% 94.61% 0.00%
2 Yr Hybrid Balloon 132,536,975 20.63% 127,135,837 20.71% 95.92% 0.00%
594 569 15.46% 95.79% 0.00%
2 Yr Hybrid IO 93,409,233 14.54% 91,552,641 14.92% 98.01% 0.00%
332 326 8.86% 98.19% 0.00%
3 Yr Hybrid 14,541,706 2.26% 13,982,304 2.28% 96.15% 0.00%
92 89 2.42% 96.74% 0.00%
3 Yr Hybrid Balloon 16,714,785 2.60% 16,035,882 2.61% 95.94% 0.00%
77 75 2.04% 97.40% 0.00%
3 Yr Hybrid IO 9,155,797 1.43% 7,587,745 1.24% 82.87% 0.00%
43 36 0.98% 83.72% 0.00%
5 Yr Hybrid 3,605,335 0.56% 3,480,660 0.57% 96.54% 0.00%
25 24 0.65% 96.00% 0.00%
5 Yr Hybrid Balloon 4,047,705 0.63% 3,670,066 0.60% 90.67% 0.00%
16 14 0.38% 87.50% 0.00%
5 Yr Hybrid IO 3,002,722 0.47% 3,002,325 0.49% 99.99% 0.00%
13 13 0.35% 100.00% 0.00%
ARM 345,000 0.05% 72,117 0.01% 20.90% 0.00%
2 1 0.03% 50.00% 0.00%
ARM Balloon 338,500 0.05% 338,177 0.06% 99.90% 0.00%
2 2 0.05% 100.00% 0.00%
ARM IO 1,342,400 0.21% 1,342,400 0.22% 100.00% 0.00%
3 3 0.08% 100.00% 0.00%
Balloon 28,745,769 4.48% 27,254,029 4.44% 94.81% 0.00%
149 141 3.83% 94.63% 0.00%
Fixed 149,831,798 23.33% 145,225,029 23.66% 96.93% 0.00%
1,420 1,381 37.52% 97.25% 0.00%
Fixed IO 11,362,050 1.77% 11,205,127 1.83% 98.62% 0.00%
42 41 1.11% 97.62% 0.00%
Orig
Coupon by
100
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
d. 6.1-7 71,556,499 11.14% 70,145,203 11.43% 98.03% 0.00%
297 293 7.96% 98.65% 0.00%
e. 7.1-8 234,962,242 36.58% 227,040,773 36.99% 96.63% 0.00%
1,133 1,097 29.80% 96.82% 0.00%
f. 8.1-9 195,351,161 30.41% 184,698,758 30.09% 94.55% 0.00%
1,045 997 27.09% 95.41% 0.00%
g. 9.1-10 86,966,904 13.54% 80,339,259 13.09% 92.38% 0.00%
548 512 13.91% 93.43% 0.00%
h. 10.1-11 24,507,609 3.82% 23,448,424 3.82% 95.68% 0.00%
242 230 6.25% 95.04% 0.00%
i. 11.1-12 20,068,200 3.12% 19,605,936 3.19% 97.70% 0.00%
360 352 9.56% 97.78% 0.00%
j. 12.1-13 8,327,230 1.30% 7,911,205 1.29% 95.00% 0.00%
193 187 5.08% 96.89% 0.00%
k. 13.1+ 619,595 0.10% 618,346 0.10% 99.80% 0.00%
13 13 0.35% 100.00% 0.00%
Orig Prop
Type
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
2-4 Family 29,464,545 4.59% 27,907,372 4.55% 94.72% 0.00%
156 150 4.07% 96.15% 0.00%
Condo 40,704,683 6.34% 37,447,707 6.10% 92.00% 0.00%
251 237 6.44% 94.42% 0.00%
PUD 18,965,571 2.95% 18,653,138 3.04% 98.35% 0.00%
90 89 2.42% 98.89% 0.00%
Single Family 553,224,641 86.12% 529,799,687 86.31% 95.77% 0.00%
3,334 3,205 87.07% 96.13% 0.00%
Orig UW
Score by
50
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
350-500 137,000 0.02% 136,351 0.02% 99.53% 0.00%
1 1 0.03% 100.00% 0.00%
501-550 27,685,510 4.31% 26,166,661 4.26% 94.51% 0.00%
184 175 4.75% 95.11% 0.00%
551-600 126,127,096 19.63% 119,239,622 19.43% 94.54% 0.00%
721 682 18.53% 94.59% 0.00%
601-650 254,495,947 39.62% 243,652,307 39.70% 95.74% 0.00%
1,562 1,506 40.91% 96.41% 0.00%
651-700 172,311,429 26.82% 164,414,265 26.79% 95.42% 0.00%
1,037 996 27.06% 96.05% 0.00%
701-750 46,216,544 7.19% 45,975,020 7.49% 99.48% 0.00%
249 249 6.76% 100.00% 0.00%
751-800 13,845,894 2.16% 12,690,027 2.07% 91.65% 0.00%
69 64 1.74% 92.75% 0.00%
801+ 1,540,020 0.24% 1,533,650 0.25% 99.59% 0.00%
8 8 0.22% 100.00% 0.00%
Orig Bal
by 100k
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
b. 0-50 14,712,213 2.29% 14,267,797 2.32% 96.98% 0.00%
430 419 11.38% 97.44% 0.00%
c. 51-100 50,328,141 7.83% 48,299,304 7.87% 95.97% 0.00%
662 638 17.33% 96.37% 0.00%
d. 101-200 244,200,458 38.02% 233,323,938 38.01% 95.55% 0.00%
1,666 1,598 43.41% 95.92% 0.00%
e. 201-300 153,073,493 23.83% 145,703,087 23.74% 95.19% 0.00%
635 607 16.49% 95.59% 0.00%
f. 301-400 85,500,625 13.31% 81,888,975 13.34% 95.78% 0.00%
247 237 6.44% 95.95% 0.00%
g. 401-500 57,274,090 8.92% 53,142,672 8.66% 92.79% 0.00%
129 120 3.26% 93.02% 0.00%
h. 501-600 22,978,370 3.58% 22,929,141 3.74% 99.79% 0.00%
42 42 1.14% 100.00% 0.00%
i. 601-700 6,968,300 1.08% 6,949,286 1.13% 99.73% 0.00%
11 11 0.30% 100.00% 0.00%
j. 701-800 4,504,250 0.70% 4,494,850 0.73% 99.79% 0.00%
6 6 0.16% 100.00% 0.00%
k. 801-900 832,500 0.13% 826,028 0.13% 99.22% 0.00%
1 1 0.03% 100.00% 0.00%
l. 901-999 915,000 0.14% 915,000 0.15% 100.00% 0.00%
1 1 0.03% 100.00% 0.00%
m. 1,000+ 1,072,000 0.17% 1,067,827 0.17% 99.61% 0.00%
1 1 0.03% 100.00% 0.00%
Orig
Purpose
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
Cashout Refi 327,205,971 50.94% 310,881,410 50.65% 95.01% 0.00%
1,812 1,734 47.11% 95.70% 0.00%
Purchase 290,089,760 45.16% 278,836,662 45.43% 96.12% 0.00%
1,872 1,807 49.09% 96.53% 0.00%
Rate/Term Refi 25,063,709 3.90% 24,089,832 3.92% 96.11% 0.00%
147 140 3.80% 95.24% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 3 of 7
Orig Lien
position
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
1 610,299,942 95.01% 582,703,540 94.93% 95.48% 0.00%
3,180 3,047 82.78% 95.82% 0.00%
2 32,059,498 4.99% 31,104,364 5.07% 97.02% 0.00%
651 634 17.22% 97.39% 0.00%
Orig Term
Orig Bal
Orig
%
Cur Bal
Curr
%
Cur
%
Orig
Loss
%
Orig
120 93,000 0.01% 88,601 0.01% 95.27% 0.00%
1 1 0.03% 100.00% 0.00%
180 1,623,130 0.25% 1,498,435 0.24% 92.32% 0.00%
17 16 0.43% 94.12% 0.00%
240 2,212,640 0.34% 2,186,062 0.36% 98.80% 0.00%
21 21 0.57% 100.00% 0.00%
360 632,348,688 98.44% 604,235,435 98.44% 95.55% 0.00%
3,762 3,614 98.18% 96.07% 0.00%
480 6,081,982 0.95% 5,799,371 0.94% 95.35% 0.00%
30 29 0.79% 96.67% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 4 of 7
Monthly Pool Migration Stratification
Arm Flag
06/30/2007
% Bal
05/31/2007
% Bal
N
183,684,185 29.93% 184,416,868 29.81%
1,563 42.46% 1,571 42.32%
Y
430,123,720 70.07% 434,152,297 70.19%
2,118 57.54% 2,141 57.68%
IO Flag
06/30/2007
% Bal
05/31/2007
% Bal
N
499,117,667 81.31% 503,044,833 81.32%
3,262 88.62% 3,289 88.60%
Y
114,690,238 18.69% 115,524,332 18.68%
419 11.38% 423 11.40%
Orig PPP
Flag
06/30/2007
% Bal
05/31/2007
% Bal
No
146,213,731 23.82% 148,579,180 24.02%
979 26.60% 999 26.91%
Yes
467,594,174 76.18% 469,989,985 75.98%
2,702 73.40% 2,713 73.09%
Orig PPP
Mos
06/30/2007
% Bal
05/31/2007
% Bal
0
146,213,731 23.82% 148,579,180 24.02%
979 26.60% 999 26.91%
2
2,092,033 0.34% 2,093,650 0.34%
13 0.35% 13 0.35%
6
224,143 0.04% 560,043 0.09%
1 0.03% 2 0.05%
12
24,910,368 4.06% 24,922,058 4.03%
146 3.97% 146 3.93%
24
283,457,683 46.18% 284,723,238 46.03%
1,624 44.12% 1,631 43.94%
36
156,909,947 25.56% 157,690,996 25.49%
918 24.94% 921 24.81%
Orig CLTV
by 10%
06/30/2007
% Bal
05/31/2007
% Bal
b. 0-40
3,426,739 0.56% 3,488,258 0.56%
28 0.76% 29 0.78%
c. 41-50
5,326,295 0.87% 5,331,640 0.86%
38 1.03% 38 1.02%
d. 51-60
12,887,985 2.10% 13,249,341 2.14%
74 2.01% 76 2.05%
e. 61-70
44,648,100 7.27% 45,679,614 7.38%
229 6.22% 234 6.30%
f. 71-80
275,718,158 44.92% 277,237,990 44.82%
1,398 37.98% 1,407 37.90%
g. 81-90
146,857,965 23.93% 147,455,194 23.84%
737 20.02% 742 19.99%
h. 91-100
124,942,662 20.36% 126,127,126 20.39%
1,177 31.98% 1,186 31.95%
Orig DQ
Risk Grp
06/30/2007
% Bal
05/31/2007
% Bal
R1
21,202,798 3.45% 21,216,903 3.43%
138 3.75% 138 3.72%
R2
132,893,501 21.65% 133,941,303 21.65%
858 23.31% 868 23.38%
R3
207,553,329 33.81% 208,896,966 33.77%
1,389 37.73% 1,396 37.61%
R4
130,121,123 21.20% 130,777,488 21.14%
759 20.62% 765 20.61%
R5
60,749,935 9.90% 61,501,799 9.94%
307 8.34% 312 8.41%
R6
32,221,215 5.25% 32,773,103 5.30%
139 3.78% 141 3.80%
R7
20,083,013 3.27% 20,088,233 3.25%
66 1.79% 66 1.78%
R8
8,982,991 1.46% 9,373,370 1.52%
25 0.68% 26 0.70%
Orig Doc
Level
06/30/2007
% Bal
05/31/2007
% Bal
Alternative
Doc
1,378,957 0.22% 1,379,276 0.22%
6 0.16% 6 0.16%
Full Doc
395,220,784 64.39% 398,184,738 64.37%
2,538 68.95% 2,559 68.94%
No
Documentatio
n
2,716,264 0.44% 2,897,683 0.47%
13 0.35% 14 0.38%
Stated Doc
214,491,899 34.94% 216,107,468 34.94%
1,124 30.54% 1,133 30.52%
Orig
Occupancy
06/30/2007
% Bal
05/31/2007
% Bal
N
36,953,662 6.02% 37,090,919 6.00%
231 6.28% 232 6.25%
Y
576,854,243 93.98% 581,478,246 94.00%
3,450 93.72% 3,480 93.75%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 5 of 7
Orig UW
Score by 50
06/30/2007
% Bal
05/31/2007
% Bal
350-500
136,351 0.02% 136,351 0.02%
1 0.03% 1 0.03%
501-550
26,166,661 4.26% 26,482,719 4.28%
175 4.75% 177 4.77%
551-600
119,239,622 19.43% 121,013,720 19.56%
682 18.53% 693 18.67%
601-650
243,652,307 39.70% 244,903,256 39.59%
1,506 40.91% 1,514 40.79%
651-700
164,414,265 26.79% 165,796,437 26.80%
996 27.06% 1,006 27.10%
701-750
45,975,020 7.49% 46,004,316 7.44%
249 6.76% 249 6.71%
751-800
12,690,027 2.07% 12,697,605 2.05%
64 1.74% 64 1.72%
801+
1,533,650 0.25% 1,534,762 0.25%
8 0.22% 8 0.22%
Orig Bal by
100k
06/30/2007
% Bal
05/31/2007
% Bal
b. 0-50
14,267,797 2.32% 14,382,441 2.33%
419 11.38% 422 11.37%
c. 51-100
48,299,304 7.87% 48,766,319 7.88%
638 17.33% 644 17.35%
d. 101-200
233,323,938 38.01% 235,937,092 38.14%
1,598 43.41% 1,615 43.51%
e. 201-300
145,703,087 23.74% 146,179,566 23.63%
607 16.49% 609 16.41%
f. 301-400
81,888,975 13.34% 82,944,225 13.41%
237 6.44% 240 6.47%
g. 401-500
53,142,672 8.66% 53,160,622 8.59%
120 3.26% 120 3.23%
h. 501-600
22,929,141 3.74% 22,938,409 3.71%
42 1.14% 42 1.13%
i. 601-700
6,949,286 1.13% 6,953,358 1.12%
11 0.30% 11 0.30%
j. 701-800
4,494,850 0.73% 4,496,103 0.73%
6 0.16% 6 0.16%
k. 801-900
826,028 0.13% 827,495 0.13%
1 0.03% 1 0.03%
l. 901-999
915,000 0.15% 915,000 0.15%
1 0.03% 1 0.03%
m. 1,000+
1,067,827 0.17% 1,068,535 0.17%
1 0.03% 1 0.03%
Orig Prod
Type
06/30/2007
% Bal
05/31/2007
% Bal
2 Yr Hybrid
161,923,566 26.38% 163,428,376 26.42%
966 26.24% 978 26.35%
2 Yr Hybrid
Balloon
127,135,837 20.71% 128,419,361 20.76%
569 15.46% 575 15.49%
2 Yr Hybrid IO
91,552,641 14.92% 92,065,306 14.88%
326 8.86% 328 8.84%
3 Yr Hybrid
13,982,304 2.28% 13,991,518 2.26%
89 2.42% 89 2.40%
3 Yr Hybrid
Balloon
16,035,882 2.61% 16,428,236 2.66%
75 2.04% 76 2.05%
3 Yr Hybrid IO
7,587,745 1.24% 7,908,545 1.28%
36 0.98% 38 1.02%
5 Yr Hybrid
3,480,660 0.57% 3,484,344 0.56%
24 0.65% 24 0.65%
5 Yr Hybrid
Balloon
3,670,066 0.60% 3,670,848 0.59%
14 0.38% 14 0.38%
5 Yr Hybrid IO
3,002,325 0.49% 3,002,361 0.49%
13 0.35% 13 0.35%
ARM
72,117 0.01% 72,722 0.01%
1 0.03% 1 0.03%
ARM Balloon
338,177 0.06% 338,279 0.05%
2 0.05% 2 0.05%
ARM IO
1,342,400 0.22% 1,342,400 0.22%
3 0.08% 3 0.08%
Balloon
27,254,029 4.44% 27,494,194 4.44%
141 3.83% 143 3.85%
Fixed
145,225,029 23.66% 145,716,955 23.56%
1,381 37.52% 1,387 37.37%
Fixed IO
11,205,127 1.83% 11,205,719 1.81%
41 1.11% 41 1.10%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 6 of 7
Orig
Purpose
06/30/2007
% Bal
05/31/2007
% Bal
Cashout Refi
310,881,410 50.65% 314,095,784 50.78%
1,734 47.11% 1,753 47.23%
Purchase
278,836,662 45.43% 280,278,978 45.31%
1,807 49.09% 1,818 48.98%
Rate/Term
Refi
24,089,832 3.92% 24,194,402 3.91%
140 3.80% 141 3.80%
Orig Lien
position
06/30/2007
% Bal
05/31/2007
% Bal
1
582,703,540 94.93% 587,342,563 94.95%
3,047 82.78% 3,075 82.84%
2
31,104,364 5.07% 31,226,602 5.05%
634 17.22% 637 17.16%
Orig Prop
Type
06/30/2007
% Bal
05/31/2007
% Bal
2-4 Family
27,907,372 4.55% 27,920,733 4.51%
150 4.07% 150 4.04%
Condo
37,447,707 6.10% 38,186,719 6.17%
237 6.44% 241 6.49%
PUD
18,653,138 3.04% 18,660,033 3.02%
89 2.42% 89 2.40%
Single Family
529,799,687 86.31% 533,801,680 86.30%
3,205 87.07% 3,232 87.07%
Orig
Coupon by
100
06/30/2007
% Bal
05/31/2007
% Bal
d. 6.1-7
70,145,203 11.43% 70,182,787 11.35%
293 7.96% 293 7.89%
e. 7.1-8
227,040,773 36.99% 228,832,835 36.99%
1,097 29.80% 1,105 29.77%
f. 8.1-9
184,698,758 30.09% 186,314,606 30.12%
997 27.09% 1,007 27.13%
g. 9.1-10
80,339,259 13.09% 81,286,088 13.14%
512 13.91% 519 13.98%
h. 10.1-11
23,448,424 3.82% 23,674,043 3.83%
230 6.25% 234 6.30%
i. 11.1-12
19,605,936 3.19% 19,615,608 3.17%
352 9.56% 352 9.48%
j. 12.1-13
7,911,205 1.29% 8,044,750 1.30%
187 5.08% 189 5.09%
k. 13.1+
618,346 0.10% 618,449 0.10%
13 0.35% 13 0.35%
Orig Term
06/30/2007
% Bal
05/31/2007
% Bal
120
88,601 0.01% 88,601 0.01%
1 0.03% 1 0.03%
180
1,498,435 0.24% 1,502,564 0.24%
16 0.43% 16 0.43%
240
2,186,062 0.36% 2,188,595 0.35%
21 0.57% 21 0.57%
360
604,235,435 98.44% 608,988,648 98.45%
3,614 98.18% 3,645 98.20%
480
5,799,371 0.94% 5,800,756 0.94%
29 0.79% 29 0.78%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section II: Page 7 of 7
Section III
Performance
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 1 of 4
Period Performance Trends
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 2 of 4
Period Performance Trends
Cml
Reporting
Date
30dpd OTS
EOM Act
Rate
60dpd OTS
EOM Act
Rate
LM Act
Rate (Bal)
FC Act
Rate (Bal)
REO Act
Rate (Bal)
Cml LIQ
Rate
Cml Serv
LOSS Rate
Cml Serv
LOSS
Severity
02/28/2007 1.42% 0.10% 0.05% 0.00% 0.00% 0.000%
03/31/2007 7.48% 1.04% 0.07% 0.01% 0.00% 0.00% 0.000% 0.00%
04/30/2007 9.35% 4.78% 0.48% 0.86% 0.00% 0.00% 0.000% 0.00%
05/31/2007 8.48% 7.70% 0.57% 2.38% 0.00% 0.00% 0.000% 0.00%
06/30/2007 6.75% 7.07% 1.36% 9.31% 0.00% 0.06% 0.000% 0.00%
Period Performance History
ARM Flag
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
N 29.93% 87.96% 7.66% 1.32% 1.33% 0.67% 0.06% 0.79% 0.23%
Y 70.07% 80.77% 9.72% 2.63% 2.50% 0.37% 0.70% 3.01% 0.30%
Current Month Perfomance Stratification
IO Flag
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
N 81.31% 83.89% 9.11% 2.24% 1.44% 0.36% 0.56% 2.13% 0.28%
Y 18.69% 78.70% 9.08% 2.23% 5.24% 0.88% 0.31% 3.29% 0.26%
Product
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
2 Yr Hybrid 26.38% 83.40% 9.37% 2.15% 1.03% 0.84% 2.99% 0.21%
2 Yr Hybrid Balloon 20.71% 78.67% 11.60% 3.36% 2.33% 0.45% 0.89% 2.19% 0.51%
2 Yr Hybrid IO 14.92% 78.10% 8.71% 2.48% 5.38% 1.11% 0.39% 3.50% 0.33%
3 Yr Hybrid 2.28% 83.23% 11.24% 2.06% 0.36% 3.12%
3 Yr Hybrid Balloon 2.61% 81.98% 7.36% 2.44% 1.81% 1.05% 5.37%
3 Yr Hybrid IO 1.24% 84.39% 8.85% 4.13% 2.64%
5 Yr Hybrid 0.57% 86.29% 3.00% 3.12% 7.59%
5 Yr Hybrid Balloon 0.60% 76.06% 5.59% 7.79% 10.56%
5 Yr Hybrid IO 0.49% 70.35% 12.49% 9.49% 7.67%
ARM 0.01% 100.00%
ARM Balloon 0.06% 100.00%
ARM IO 0.22% 100.00%
Balloon 4.44% 89.75% 7.76% 0.67% 0.87% 0.95%
Fixed 23.66% 88.28% 7.26% 1.54% 0.98% 0.84% 0.08% 0.72% 0.29%
Fixed IO 1.83% 79.43% 12.46% 6.88% 1.23%
PPP Flag
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
No 23.82% 82.01% 8.98% 2.56% 1.93% 0.40% 1.20% 2.68% 0.23%
Yes 76.18% 83.21% 9.14% 2.13% 2.21% 0.48% 0.29% 2.24% 0.29%
DocLevel
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
Alternative Doc 0.22% 100.00%
Full Doc 64.39% 85.85% 8.39% 2.38% 1.67% 0.46% 0.18% 0.98% 0.08%
No Documentation 0.44% 67.70% 32.30%
Stated Doc 34.94% 77.61% 10.18% 2.02% 3.06% 0.46% 1.13% 4.91% 0.64%
Lien Position
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
1 94.93% 83.02% 9.15% 2.21% 2.16% 0.29% 0.52% 2.40% 0.26%
2 5.07% 81.19% 8.11% 2.65% 1.95% 3.68% 0.37% 1.42% 0.62%
UW Score
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
350-500 0.02% 100.00%
501-600 23.69% 76.41% 15.69% 3.50% 1.86% 0.35% 0.47% 1.28% 0.45%
601-700 66.48% 83.93% 7.93% 1.88% 2.34% 0.35% 0.51% 2.81% 0.26%
701-800 9.56% 91.58% 1.20% 1.64% 1.60% 1.49% 0.64% 1.86%
801+ 0.25% 100.00%
Occupancy
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
N 6.02% 85.30% 6.46% 1.80% 1.50% 0.55% 4.39%
Y 93.98% 82.77% 9.27% 2.26% 2.19% 0.45% 0.54% 2.21% 0.30%
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 3 of 4
Early Payment Default
Cur EPD Indicator
Cur Bal
Percentage
Cur
Cnt
Percentage
Current 566,209,027 92.25% 3,446 93.62%
Delinquent 46,127,066 7.51% 229 6.22%
Early Pay Default 1,361,811 0.22% 5 0.14%
First Pay Default 110,000 0.02% 1 0.03%
Cur EPD Indicator
Cur DQ Status OTS
Cur Bal
Percentage
Cur
Cnt
Percentage
Early Pay Default 4. 60dpd 95,940 6.52% 1 16.67%
Early Pay Default 6. 120dpd Plus 1,265,870 86.01% 4 66.67%
First Pay Default 6. 120dpd Plus 110,000 7.47% 1 16.67%
1,471,811
6
Cur EPD Indicator
Cur Status OTS
Cur Bal
Percentage
Cur
Cnt
Percentage
Early Pay Default d. 60dpd 95,940 6.52% 1 16.67%
Early Pay Default g. Foreclosure 1,265,870 86.01% 4 66.67%
First Pay Default e. 90 Plus dpd 110,000 7.47% 1 16.67%
1,471,811
6
First Payment Default - Loan is delinquent, and no payment has been recieved.
Early Payment Default - Loan is delinquent, and only one payment has been recieved.
Risk Grp
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
R1 3.45% 94.03% 3.04% 2.92%
R2 21.65% 89.97% 3.91% 1.70% 1.49% 0.57% 0.46% 1.67% 0.23%
R3 33.81% 84.68% 8.05% 1.46% 2.30% 0.53% 0.49% 2.27% 0.22%
R4 21.20% 79.83% 11.89% 2.59% 2.61% 0.32% 0.63% 1.90% 0.22%
R5 9.90% 72.36% 15.08% 5.11% 1.71% 0.41% 0.60% 4.52% 0.21%
R6 5.25% 73.02% 14.63% 4.44% 3.35% 0.20% 1.00% 3.35%
R7 3.27% 76.64% 15.43% 1.02% 1.44% 1.06% 1.70% 2.70%
R8 1.46% 77.55% 9.76% 3.59% 9.10%
Loan Size
Cur Bal % a. Current
b. Non-Report
c. 30dpd
d. 60dpd
e. 90 Plus dpd
f. Loss Mit
g. Foreclosure
i. Bankruptcy
b. 0-50 2.32% 88.77% 6.64% 1.30% 1.17% 0.91% 0.30% 0.92%
c. 51-100 7.87% 85.65% 6.78% 2.02% 2.35% 1.55% 0.24% 1.29% 0.13%
d. 101-200 38.01% 86.47% 8.61% 2.18% 0.78% 0.22% 0.28% 1.27% 0.19%
e. 201-300 23.74% 84.19% 9.41% 2.04% 2.00% 0.29% 0.31% 1.42% 0.35%
f. 301-400 13.34% 74.43% 12.79% 2.96% 3.06% 1.29% 5.47%
g. 401-500 8.66% 80.36% 6.49% 2.50% 4.99% 0.77% 1.63% 3.26%
h. 501-600 3.74% 76.45% 11.73% 4.74% 4.71% 2.37%
i. 601-700 1.13% 64.20% 17.74% 8.71% 9.35%
j. 701-800 0.73% 66.43% 16.66% 16.91%
k. 801-900 0.13% 100.00%
l. 901-999 0.15% 100.00%
m. 1,000+ 0.17% 100.00%
2004 MortgageRamp, Inc. All rights reserved.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
Section III: 4 of 4
Section IV
Prepayment
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 1 of 5
Arm Flag
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
N 189,939,617 29.57% 5,142,638 22.34% 96.71%
1,611 42.05% 46 33.33% 97.02%
Y 452,419,823 70.43% 17,876,526 77.66% 95.07%
2,220 57.95% 92 66.67% 95.41%
Cumulative Prepayment Stratification
Period CPR Trend
Orig
Occupancy
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
N 38,919,210 6.06% 1,219,659 5.30% 94.95%
239 6.24% 6 4.35% 96.65%
Y 603,440,230 93.94% 21,799,504 94.70% 95.59%
3,592 93.76% 132 95.65% 96.05%
Orig Doc
Level
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
Alternative Doc 1,380,700 0.21% 99.87%
6 0.16% 0 0.00% 100.00%
Full Doc 411,941,831 64.13% 13,691,337 59.48% 95.94%
2,634 68.75% 90 65.22% 96.36%
No Documentation 2,908,145 0.45% 180,355 0.78% 93.40%
14 0.37% 1 0.72% 92.86%
Stated Doc 226,128,764 35.20% 9,147,471 39.74% 94.85%
1,177 30.72% 47 34.06% 95.50%
Orig DQ
Risk Grp
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
R1 21,728,775 3.38% 392,844 1.71% 97.58%
141 3.68% 3 2.17% 97.87%
R2 138,899,147 21.62% 4,937,358 21.45% 95.68%
894 23.34% 35 25.36% 95.97%
R3 217,445,583 33.85% 7,991,628 34.72% 95.45%
1,441 37.61% 48 34.78% 96.39%
R4 135,104,030 21.03% 3,962,715 17.21% 96.31%
789 20.60% 27 19.57% 96.20%
R5 65,234,205 10.16% 3,837,415 16.67% 93.13%
327 8.54% 18 13.04% 93.88%
R6 34,034,120 5.30% 1,109,360 4.82% 94.67%
146 3.81% 5 3.62% 95.21%
R7 20,125,440 3.13% 99.79%
66 1.72% 0 0.00% 100.00%
R8 9,788,140 1.52% 787,843 3.42% 91.77%
27 0.70% 2 1.45% 92.59%
IO Flag
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
N 524,087,238 81.59% 19,928,364 86.57% 95.24%
3,398 88.70% 125 90.58% 96.00%
Y 118,272,202 18.41% 3,090,800 13.43% 96.97%
433 11.30% 13 9.42% 96.77%
Orig PPP
Flag
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
No 162,296,445 25.27% 13,616,360 59.15% 90.09%
1,070 27.93% 85 61.59% 91.50%
Yes 480,062,995 74.73% 9,402,803 40.85% 97.40%
2,761 72.07% 53 38.41% 97.86%
Orig PPP
Mos
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
0 162,296,445 25.27% 13,616,360 59.15% 90.09%
1,070 27.93% 85 61.59% 91.50%
2 2,104,570 0.33% 99.40%
13 0.34% 0 0.00% 100.00%
6 561,000 0.09% 39.95%
2 0.05% 0 0.00% 50.00%
12 25,210,902 3.92% 0 0.00% 98.81%
147 3.84% 0 0.00% 99.32%
24 290,254,770 45.19% 5,127,108 22.27% 97.66%
1,658 43.28% 30 21.74% 97.95%
36 161,931,753 25.21% 4,275,695 18.57% 96.90%
941 24.56% 23 16.67% 97.56%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 2 of 5
Orig Prod
Type
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
2 Yr Hybrid 173,379,665 26.99% 9,107,291 39.56% 93.39%
1,021 26.65% 49 35.51% 94.61%
2 Yr Hybrid Balloon 132,536,975 20.63% 4,492,335 19.52% 95.92%
594 15.51% 23 16.67% 95.79%
2 Yr Hybrid IO 93,409,233 14.54% 1,371,580 5.96% 98.01%
332 8.67% 5 3.62% 98.19%
3 Yr Hybrid 14,541,706 2.26% 250,422 1.09% 96.15%
92 2.40% 3 2.17% 96.74%
3 Yr Hybrid Balloon 16,714,785 2.60% 644,489 2.80% 95.94%
77 2.01% 2 1.45% 97.40%
3 Yr Hybrid IO 9,155,797 1.43% 1,567,220 6.81% 82.87%
43 1.12% 7 5.07% 83.72%
5 Yr Hybrid 3,605,335 0.56% 107,754 0.47% 96.54%
25 0.65% 1 0.72% 96.00%
5 Yr Hybrid Balloon 4,047,705 0.63% 59,619 0.26% 90.67%
16 0.42% 1 0.72% 87.50%
5 Yr Hybrid IO 3,002,722 0.47% 99.99%
13 0.34% 0 0.00% 100.00%
ARM 345,000 0.05% 275,816 1.20% 20.90%
2 0.05% 1 0.72% 50.00%
ARM Balloon 338,500 0.05% 99.90%
2 0.05% 0 0.00% 100.00%
ARM IO 1,342,400 0.21% 100.00%
3 0.08% 0 0.00% 100.00%
Balloon 28,745,769 4.48% 1,420,315 6.17% 94.81%
149 3.89% 8 5.80% 94.63%
Fixed 149,831,798 23.33% 3,570,323 15.51% 96.93%
1,420 37.07% 37 26.81% 97.25%
Fixed IO 11,362,050 1.77% 152,000 0.66% 98.62%
42 1.10% 1 0.72% 97.62%
Orig
Coupon by
100
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
d. 6.1-7 71,556,499 11.14% 1,120,694 4.87% 98.03%
297 7.75% 4 2.90% 98.65%
e. 7.1-8 234,962,242 36.58% 6,233,121 27.08% 96.63%
1,133 29.57% 33 23.91% 96.82%
f. 8.1-9 195,351,161 30.41% 8,549,182 37.14% 94.55%
1,045 27.28% 44 31.88% 95.41%
g. 9.1-10 86,966,904 13.54% 5,511,524 23.94% 92.38%
548 14.30% 33 23.91% 93.43%
h. 10.1-11 24,507,609 3.82% 983,664 4.27% 95.68%
242 6.32% 12 8.70% 95.04%
i. 11.1-12 20,068,200 3.12% 261,050 1.13% 97.70%
360 9.40% 6 4.35% 97.78%
j. 12.1-13 8,327,230 1.30% 359,928 1.56% 95.00%
193 5.04% 6 4.35% 96.89%
k. 13.1+ 619,595 0.10% 99.80%
13 0.34% 0 0.00% 100.00%
Orig Prop
Type
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
2-4 Family 29,464,545 4.59% 1,149,718 4.99% 94.72%
156 4.07% 5 3.62% 96.15%
Condo 40,704,683 6.34% 2,310,764 10.04% 92.00%
251 6.55% 11 7.97% 94.42%
PUD 18,965,571 2.95% 39,155 0.17% 98.35%
90 2.35% 1 0.72% 98.89%
Single Family 553,224,641 86.12% 19,519,527 84.80% 95.77%
3,334 87.03% 121 87.68% 96.13%
Orig CLTV
by 10%
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
b. 0-40 3,768,015 0.59% 298,629 1.30% 90.94%
32 0.84% 4 2.90% 87.50%
c. 41-50 6,098,780 0.95% 745,470 3.24% 87.33%
41 1.07% 3 2.17% 92.68%
d. 51-60 14,316,320 2.23% 1,065,895 4.63% 90.02%
84 2.19% 9 6.52% 88.10%
e. 61-70 48,183,595 7.50% 2,701,038 11.73% 92.66%
245 6.40% 13 9.42% 93.47%
f. 71-80 285,989,557 44.52% 8,392,186 36.46% 96.41%
1,444 37.69% 44 31.88% 96.81%
g. 81-90 152,734,586 23.78% 5,088,640 22.11% 96.15%
766 19.99% 28 20.29% 96.21%
h. 91-100 131,268,587 20.44% 4,727,306 20.54% 95.18%
1,219 31.82% 37 26.81% 96.55%
Orig UW
Score by 50
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
350-500 137,000 0.02% 99.53%
1 0.03% 0 0.00% 100.00%
501-550 27,685,510 4.31% 1,416,559 6.15% 94.51%
184 4.80% 9 6.52% 95.11%
551-600 126,127,096 19.63% 5,701,006 24.77% 94.54%
721 18.82% 36 26.09% 94.59%
601-650 254,495,947 39.62% 8,324,621 36.16% 95.74%
1,562 40.77% 49 35.51% 96.41%
651-700 172,311,429 26.82% 6,479,341 28.15% 95.42%
1,037 27.07% 39 28.26% 96.05%
701-750 46,216,544 7.19% 99.48%
249 6.50% 0 0.00% 100.00%
751-800 13,845,894 2.16% 1,097,635 4.77% 91.65%
69 1.80% 5 3.62% 92.75%
801+ 1,540,020 0.24% 99.59%
8 0.21% 0 0.00% 100.00%
Orig Bal by
100k
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
b. 0-50 14,712,213 2.29% 319,705 1.39% 96.98%
430 11.22% 10 7.25% 97.44%
c. 51-100 50,328,141 7.83% 1,676,457 7.28% 95.97%
662 17.28% 23 16.67% 96.37%
d. 101-200 244,200,458 38.02% 9,434,041 40.98% 95.55%
1,666 43.49% 66 47.83% 95.92%
e. 201-300 153,073,493 23.83% 5,152,299 22.38% 95.19%
635 16.58% 23 16.67% 95.59%
f. 301-400 85,500,625 13.31% 2,440,454 10.60% 95.78%
247 6.45% 7 5.07% 95.95%
g. 401-500 57,274,090 8.92% 3,996,207 17.36% 92.79%
129 3.37% 9 6.52% 93.02%
h. 501-600 22,978,370 3.58% 99.79%
42 1.10% 0 0.00% 100.00%
i. 601-700 6,968,300 1.08% 99.73%
11 0.29% 0 0.00% 100.00%
j. 701-800 4,504,250 0.70% 99.79%
6 0.16% 0 0.00% 100.00%
k. 801-900 832,500 0.13% 99.22%
1 0.03% 0 0.00% 100.00%
l. 901-999 915,000 0.14% 100.00%
1 0.03% 0 0.00% 100.00%
m. 1,000+ 1,072,000 0.17% 99.61%
1 0.03% 0 0.00% 100.00%
Orig
Purpose
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
Cashout Refi 327,205,971 50.94% 13,121,527 57.00% 95.01%
1,812 47.30% 70 50.72% 95.70%
Purchase 290,089,760 45.16% 9,050,499 39.32% 96.12%
1,872 48.86% 62 44.93% 96.53%
Rate/Term Refi 25,063,709 3.90% 847,138 3.68% 96.11%
147 3.84% 6 4.35% 95.24%
Orig Lien
position
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
1 610,299,942 95.01% 22,340,493 97.05% 95.48%
3,180 83.01% 123 89.13% 95.82%
2 32,059,498 4.99% 678,670 2.95% 97.02%
651 16.99% 15 10.87% 97.39%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 3 of 5
Orig Term
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
120 93,000 0.01% 95.27%
1 0.03% 0 0.00% 100.00%
180 1,623,130 0.25% 78,413 0.34% 92.32%
17 0.44% 1 0.72% 94.12%
240 2,212,640 0.34% 98.80%
21 0.55% 0 0.00% 100.00%
360 632,348,688 98.44% 22,901,596 99.49% 95.55%
3,762 98.20% 136 98.55% 96.07%
480 6,081,982 0.95% 39,155 0.17% 95.35%
30 0.78% 1 0.72% 96.67%
Prev Status
OTS
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
a. Current 533,182,188 83.00% 2,448,870 10.64% 99.11%
3,253 84.91% 22 15.94% 99.32%
b.
Non-Reportable
46,831,517 7.29% 1,199,461 5.21% 97.14%
262 6.84% 7 5.07% 97.33%
c. 30dpd 17,270,495 2.69% 99.77%
83 2.17% 0 0.00% 100.00%
d. 60dpd 9,147,990 1.42% 96.21%
38 0.99% 0 0.00% 97.37%
e. 90dpd 5,170,675 0.80% 99.91%
28 0.73% 0 0.00% 100.00%
f. Loss Mit 1,732,380 0.27% 82.22%
9 0.23% 0 0.00% 88.89%
g. Foreclosure 6,448,720 1.00% 99.84%
31 0.81% 0 0.00% 100.00%
i. Bankruptcy 801,280 0.12% 99.88%
8 0.21% 0 0.00% 100.00%
No Previous
Status
21,774,195 3.39% 19,370,833 84.15%
119 3.11% 109 78.99% 0.00%
Prev DQ
Status OTS
Orig Bal
Orig
%
Cml PP
Bal
Cml
PP %
Cur %
Orig
1. Current 533,870,478 83.11% 2,448,870 10.64% 99.11%
3,256 84.99% 22 15.94% 99.32%
2. Non-Report 47,055,517 7.33% 1,199,461 5.21% 97.15%
264 6.89% 7 5.07% 97.35%
3. 30dpd 18,429,095 2.87% 99.77%
93 2.43% 0 0.00% 100.00%
4. 60dpd 11,620,560 1.81% 94.35%
51 1.33% 0 0.00% 96.08%
5. 90dpd 6,915,025 1.08% 99.90%
33 0.86% 0 0.00% 100.00%
6. 120dpd Plus 2,694,570 0.42% 99.93%
15 0.39% 0 0.00% 100.00%
No Previous
Status
21,774,195 3.39% 19,370,833 84.15%
119 3.11% 109 78.99% 0.00%
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 4 of 5
Determination
Date
Remit Begin Actual Bal
Remit PPP
03/15/2007 1,060,670 8,109
04/15/2007 8,653
05/15/2007 525,391 28,526
06/15/2007 419,467 44,226
07/15/2007 977,202 34,469
2,982,730
123,982
Prepayment Penalty Premium Analysis
*Prepayment penalty premiums are measured based upon the remittance time cycle versus the calendar month cycle of most MortgageRamp measures. Using this methodology aids in servicer remittance reconciliation.
Determination
Date
Total
No PPP Flag
and No
Premium
Remitted
PPP Expired
and No
Premium
Remitted
PPP Flag and
Premium
Remitted
PPP Not
Expired and
No Premium
Remitted
03/15/2007 19 12 3 4
04/15/2007 42 30 3 9
05/15/2007 20 11 7 2
06/15/2007 52 28 7 17
07/15/2007 33 18 1 6 8
166
99
1
26
40
PPP Premium Exceptions
Prepaid Loans and PPP Premium
Rvw Finding
Orig Cnt
Sum:
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section IV: Page 5 of 5
Section V
Servicer Remittance Reporting
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 1 of 2
Servicer Reported Remittance Delinquency Comparison
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
MR Rpt
Servicer Rpt
a. Current
b. 30dpd
c. 60dpd
d. 90dpd
h. FC
j. Liquidated
k. PrePaid
l. Bankruptcy
a. Current
405,319,058 405,319,058
2,640 2,640
c. 30 dpd
43,848,352 43,848,352
267 267
d. 60 dpd
12,292,337 12,292,337
70 70
e. 90 dpd
13,558,244 9,476,209 4,082,035
72 47 25
h. FC
13,432,528 13,432,528
53 53
j. Liquidated
0 0
1 1
k. PrePaid
0 0
33 33
l. Bankruptcy
1,702,586 1,702,586
12 12
unknown
120,872,823 113,698,842 2,560,751 3,278,419 1,334,810
550 521 13 11 5
562,866,253
14,853,088
12,754,628
5,416,846
13,432,528
0
0
1,702,586
3,428
83
58
30
53
1
33
12
Cml
Reporting
Date
Remit
Begin
sched Bal
Remit End
Sch Bal
Remit
Curtailment
Interest
Remit
Curtailment
Principle
Remit
Scheduled
Interest
Remit Net
Sch
Interest
Remit PI
PMT
Remit PPP
02/28/2007 641,222,607 637,117,508 5 56,454 4,465,588 4,194,237 4,733,239 8,109
03/31/2007 634,916,466 628,673,798 45,891 4,418,748 4,153,410 4,688,028 8,653
04/30/2007 628,673,798 624,644,714 28,570 3,971,255 4,104,218 4,640,076 28,526
05/31/2007 621,309,748 616,684,074 22,740 3,921,834 4,052,058 4,589,016 44,226
06/30/2007 616,684,074 611,025,928 264,420 4,262,229 3,639,211 4,553,896 34,469
5
418,074
21,039,654
20,143,135
23,204,256
123,982
Servicer Remittance Summary
Remittance delinquency calculations are using OTS end of the month methodology, with scheduled balances as of the determination date.
2004 MortgageRamp, Inc. All rights reserved.
Section V: Page 2 of 2
Section VI
MortgageRamp Loan Reviews
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 1 of 3
Reason for Review 3 Month History
Reporting Date
Rvw Autocomment
New Rvw Cnt
OS Rvw cnt
04/30/2007 Calculation interest only payment, but loan is not flagged as interest only. 2 2
Current balance less the present value calculation of the remaining payments is > $100.
This is a test of amortizing loans only, IO's are excluded even if the IO term has ended.
2 11
No payments have been made since securitization and it has been 60 or more days since securitization. At least 1 payment was made prior to securitization. This flag will be escalated after confirmation of needed monthly follow-up.
19 19
04/30/2007
Sum:
23
32
Reporting Date
Rvw Autocomment
New Rvw Cnt
OS Rvw cnt
05/31/2007
Current balance less the present value calculation of the remaining payments is > $100.
This is a test of amortizing loans only, IO's are excluded even if the IO term has ended.
9 9
More than 3 payments have been missed since the first detection of chapter 7 or chapter 13 bankruptcy.
2 2
No payments have been made since securitization and it has been 60 or more days since securitization. At least 1 payment was made prior to securitization. This flag will be escalated after confirmation of needed monthly follow-up.
1 15
The loan is less than 6 months old, is more than 60 days past due, and has a value that has depreciated more than 30.00%.
2 2
05/31/2007
Sum:
14
28
Reporting Date
Rvw Autocomment
New Rvw Cnt
OS Rvw cnt
06/30/2007
Current balance less the present value calculation of the remaining payments is > $100.
This is a test of amortizing loans only, IO's are excluded even if the IO term has ended.
0 9
More than 3 payments have been missed since the first detection of chapter 7 or chapter 13 bankruptcy.
1 2
No payments have been made since securitization and it has been 60 or more days since securitization. At least 1 payment was made prior to securitization. This flag will be escalated after confirmation of needed monthly follow-up.
6 14
The loan is currently more than 155 days past due and there is no recent valuation. Loan cannot be in bankruptcy or loss mitigation.
1 1
The loan is less than 6 months old, is more than 60 days past due, and has a value that has depreciated more than 30.00%.
4 6
There is a current foreclosure step or aggregate foreclosure timeline violation. 1 1
06/30/2007
Sum:
13
33
*There can be multiple reasons for review of an individual loan.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 2 of 3
Reccomended Action 3 Month History
Reporting Date
OT Recommended Action
New Rvw Cnt
OS Rvw cnt
06/30/2007 Consider Repurchase Claim 6 6
No Action Required 1 2
OT File Review (SVCR) 3 3
OT Follow-up Required in 60 days (SVCR) 1 1
06/30/2007
Sum:
11
12
Reporting Date
OT Recommended Action
New Rvw Cnt
OS Rvw cnt
05/31/2007 Consider Repurchase Claim 1 5
OT File Review (SVCR) 2 2
05/31/2007
Sum:
3
7
Reporting Date
OT Recommended Action
New Rvw Cnt
OS Rvw cnt
04/30/2007 Consider Repurchase Claim 5 5
OT Follow-up Required in 30 days 2 2
04/30/2007
Sum:
7
7
*Only new reviews will have a current recommended action. The previous recommendation will stand for unresolved issues, with a scheduled follow-up.
All delinquency calculations are using OTS end of the month methodology, with actual balances as of the end of the month.
2004 MortgageRamp, Inc. All rights reserved.
Section VI: Page 3 of 3

Document Outline